Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Unrealized gains and losses from financial liability in Other comprehensive income (loss)	¥ (1)	¥ 10